Morgan Stanley U.S. Government Securities Trust
LETTER TO THE SHAREHOLDERS / / DECEMBER 31, 2001

Dear Shareholder:
As 2001 began, U.S. economic growth had begun to slow, a trend that would continue throughout much of the year. The industrial sector was hit especially hard, with the Industrial Production index falling by 5.8 percent for the year. The economy appeared to be stabilizing during the third quarter as the consumer sector had kept the nation's gross domestic product (GDP) in positive growth territory until then. However, the September 11 terrorist attacks resulted in a sharp contraction, with GDP falling by 1.3 percent for the fourth quarter.

Both U.S. monetary and fiscal policy during the year aimed to stimulate economic growth. The Federal Reserve Board cut the benchmark federal funds rate by 475 basis points (4.75 percent) during the year. This was the Fed's most aggressive monetary policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates as well as a number of economically stimulative spending initiatives after the September attacks. By the end of the year, it again appeared that the economy was stabilizing, though many analysts believed that the economy might not return to the positive growth track until the middle of 2002.

The U.S. Treasury market responded positively to the slowing economy in January and February of 2001. Since then, the Fed's further easing has continued to pull short-term interest rates lower. Consequently, the yield on the two-year Treasury note fell by 207 basis points during the year, to 3.03 percent at the end of December. However, expectations for a return to more normal economic growth limited declines for 10-year and 30-year Treasuries. In fact, by the end of the year, the 10-year yield had risen by six basis points and the 30-year yield had fallen by a scant one basis point.

At the beginning of the period, yields on GNMAs and other mortgage-backed securities were near their highest levels in 15 years relative to Treasury yields. As the period progressed, mortgage-backed securities performed relatively well. Mortgage yields remained attractive as the period drew to a close.

Performance and Portfolio Strategy
For the 12-month period ended December 31, 2001, Morgan Stanley U.S. Government Securities Trust's Class B shares produced a total return of 6.29 percent compared to 7.23 percent for the Lehman Brothers U.S. Government Index. For the same period, the Fund's Class A, C and D shares posted total returns of
6.66 percent, 6.03 percent and 6.85 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures shown assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Lehman Index.

Morgan Stanley U.S. Government Securities Trust
Letter to the Shareholders / / December 31, 2001 CONTINUED

As spreads narrowed between Treasury securities and mortgage-backed securities, mortgage-backed securities outperformed Treasuries. Consequently, the Fund benefited from its significant exposure to GNMA mortgage-backed securities throughout the period. The Fund also benefited from having moderately less interest-rate sensitivity than that of its benchmark market index as interest rates rose toward the end of the year. With rates rising, the Fund's duration was increased to 4.76 years at the end of December, compared with 5.38 years for the Lehman Brothers U.S. Government Index. (Duration is a measure of sensitivity to interest rates. The longer the duration, the more pronounced the effect of an interest-rate change.) However, the Fund underperformed its benchmark slightly because its mandate limits its investments to securities that are backed by the full faith and credit of the U.S. government, primarily U.S. Treasuries and GNMA certificates, which were outperformed during 2001 by FNMA and FHLMC agency bonds and mortgage-backed securities.

Looking Ahead
We believe that the United States is entering a period of moderate economic growth, with inflation remaining at acceptable levels. With interest rates having risen toward the end of the year, Treasury yields are closer to levels that are consistent with renewed economic growth, and mortgage-backed securities continue to offer good value for investors. We will make adjustments to the Fund's maturity and portfolio composition as conditions warrant and opportunities become available.

We appreciate your ongoing support of Morgan Stanley U.S. Government Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley U.S. Government Securities Trust
FUND PERFORMANCE / / DECEMBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                   FUND     LEHMAN(4)
December, 1991     $10,000    $10,000
December, 1992     $10,576    $10,723
December, 1993     $11,330    $11,866
December, 1994     $10,932    $11,465
December, 1995     $12,763    $13,568
December, 1996     $13,165    $13,944
December, 1997     $14,292    $15,281
December, 1998     $15,331    $16,786
December, 1999     $15,231    $16,411
December, 2000     $16,942    $18,585
December, 2001  $18,007(3)    $19,929

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 12/31/01                            Period Ended 12/31/01
   -------------------------                        -------------------------
   1 Year                      6.66%(1)  2.13%(2)   1 Year                     6.29%(1)    1.29%(2)
   Since Inception (7/28/97)   6.44%(1)  5.40%(2)   5 Years                    6.46%(1)    6.15%(2)
                                                    10 Years                   6.06%(1)    6.06%(2)

                  Class C Shares+                                    Class D Shares#
   ---------------------------------------------      ---------------------------------------------
   Period Ended 12/31/01                              Period Ended 12/31/01
   -------------------------                          -------------------------
   1 Year                     6.03%(1)    5.03%(2)    1 Year                     6.85%(1)
   Since Inception (7/28/97)  6.06%(1)    6.06%(2)    Since Inception (7/28/97)  6.67%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2001.
(4) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF ALL U.S. GOVERNMENT AND TREASURY SECURITIES. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
#    CLASS D HAS NO SALES CHARGE.

Morgan Stanley U.S. Government Securities Trust
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001

PRINCIPAL
AMOUNT IN                                           COUPON
THOUSANDS      DESCRIPTION AND MATURITY DATE         RATE           VALUE

------------------------------------------------------------------------------

            Mortgage-Backed Securities (50.9%)
            Government National Mortgage Assoc. I (49.5%)
$   99,936  12/15/28 - 03/15/29................      6.00%      $   97,999,511
   728,026  10/15/22 - 07/15/31................      6.50          730,073,123
   621,454  04/15/17 - 03/15/27................      7.00          634,466,162
   305,124  11/15/02 - 06/15/27................      7.50          315,422,410
    99,542  10/15/16 - 07/15/26................      8.00          104,083,340
    93,411  07/15/06 - 04/15/25................      8.50           98,869,491
    69,840  10/15/08 - 08/15/21................      9.00           74,226,405
    44,814  10/15/09 - 12/15/20................      9.50           47,684,738
    49,281  11/15/09 - 11/15/20................      10.00          52,530,535
       164  05/15/10 - 06/15/15................      12.50             182,773
                                                                --------------
                                                                 2,155,538,488
                                                                --------------
            Government National Mortgage Assoc. II (1.3%)
    22,715  01/20/24 - 02/20/24................      6.50           22,679,778
    32,424  03/20/26 - 07/20/29................      7.00           32,991,507
                                                                --------------
                                                                    55,671,285
                                                                --------------
            Government National Mortgage Assoc. GPM I (0.1%)
     1,881  08/15/13 - 07/15/15................      12.25           2,114,126
                                                                --------------
            Total Mortgage-Backed Securities
             (COST $2,161,549,482)............................   2,213,323,899
                                                                --------------
            U.S. Government Obligations (35.5%)
            U.S. Treasury Notes (17.1%)
    50,000  3/31/03............................      5.50           51,955,100
   287,500  5/15/05............................      6.75          312,588,975
   216,350  2/15/05............................      7.50          239,683,780
   125,000  11/15/04...........................      7.875         138,989,250
                                                                --------------
                                                                   743,217,105
                                                                --------------
            U.S. Treasury Bonds (18.4%)
   211,000  02/15/25...........................      7.625         260,708,646
   207,000  08/15/19 - 08/15/21................      8.125         263,661,006
   206,225  08/15/20...........................      8.75          276,744,257
                                                                --------------
                                                                   801,113,909
                                                                --------------
            Total U.S. Government Obligations
             (COST $1,558,927,783)............................   1,544,331,014
                                                                --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                           COUPON
THOUSANDS      DESCRIPTION AND MATURITY DATE         RATE           VALUE

------------------------------------------------------------------------------

            U.S. Government Agencies (10.7%)
            Housing Urban Development Ser 99-A (0.8%)
$   18,800  08/01/10...........................      6.06%      $   19,188,295
    15,290  08/01/11...........................      6.16           15,319,601
                                                                --------------
                                                                    34,507,896
                                                                --------------
            Resolution Funding Corp. Zero Coupon Strips (9.1%)
    47,000  04/15/03...........................      0.00           45,336,200
    46,000  07/15/03...........................      0.00           43,957,784
    69,000  10/15/03...........................      0.00           65,397,648
    42,419  04/15/04...........................      0.00           39,127,625
    18,500  07/15/04...........................      0.00           16,847,543
     1,550  04/15/07...........................      0.00            1,194,965
     6,000  10/15/07...........................      0.00            4,514,850
    74,000  10/15/08...........................      0.00           51,880,290
    87,000  01/15/10...........................      0.00           55,752,036
    40,000  07/15/10...........................      0.00           24,767,200
    34,000  10/15/10...........................      0.00           20,788,246
    45,000  01/15/11...........................      0.00           26,937,855
                                                                --------------
                                                                   396,502,242
                                                                --------------
            Small Business Administration (0.8%)
    11,853  Ser 99-D 04/01/19..................      6.15           11,855,775
    10,349  Ser 99-F 06/01/19..................      6.80           10,596,168
    13,541  Ser 99-G 07/01/19..................      7.00           14,097,664
                                                                --------------
                                                                    36,549,607
                                                                --------------
            Total U.S. Government Agencies
             (COST $448,949,502)..............................     467,559,745
                                                                --------------
            Short-Term Investments (a) (1.5%)
            U.S. Treasury Bills
        68  01/17/02...........................      1.68               67,949
     1,200  02/14/02...........................      1.925           1,197,177

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
PORTFOLIO OF INVESTMENTS / / DECEMBER 31, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                           COUPON
THOUSANDS      DESCRIPTION AND MATURITY DATE         RATE           VALUE

------------------------------------------------------------------------------

$   14,700  02/21/02...........................      1.73%      $   14,663,869
    50,000  03/07/02...........................      1.72           49,847,111
                                                                --------------
            Total Short-Term Investments
             (COST $65,773,717)...............................      65,776,106
                                                                --------------

            Total Investments
             (COST $4,235,200,484) (B).........       98.6%      4,290,990,764
            Other Assets in Excess of
             Liabilities.......................        1.4          59,484,077
                                                     -----      --------------
            Net Assets.........................      100.0%     $4,350,474,841
                                                     =====      ==============

---------------------

   GPM  GRADUATED PAYMENT MORTGAGE.
   (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $74,909,913 AND THE AGGREGATE GROSS
        UNREALIZED DEPRECIATION IS $19,119,633, RESULTING IN NET UNREALIZED APPRECIATION OF $55,790,280.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2001

Assets:
Investments in securities, at value
 (cost $4,235,200,484)............................  $4,290,990,764
Cash..............................................         75,532
Receivable for:
  Interest........................................     44,381,034
  Investments sold................................     27,276,766
  Shares of beneficial interest sold..............      3,846,552
Prepaid expenses and other assets.................        557,558
                                                    -------------
    Total Assets..................................  4,367,128,206
                                                    -------------
Liabilities:
Payable for:
  Dividends and distributions to shareholders.....      8,645,466
  Shares of beneficial interest repurchased.......      3,198,144
  Distribution fee................................      2,641,000
  Investment management fee.......................      1,631,959
Accrued expenses and other payables...............        536,796
                                                    -------------
    Total Liabilities.............................     16,653,365
                                                    -------------
    Net Assets....................................  $4,350,474,841
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $4,542,932,925
Net unrealized appreciation.......................     55,790,280
Dividends in excess of net investment income......     (5,066,850)
Accumulated net realized loss.....................   (243,181,514)
                                                    -------------
    Net Assets....................................  $4,350,474,841
                                                    =============
Class A Shares:
Net Assets........................................   $122,863,023
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     13,667,207
    Net Asset Value Per Share.....................  $        8.99
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $        9.39
                                                    =============
Class B Shares:
Net Assets........................................  $4,025,296,827
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    447,059,307
    Net Asset Value Per Share.....................  $        9.00
                                                    =============
Class C Shares:
Net Assets........................................    $63,645,693
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      7,018,887
    Net Asset Value Per Share.....................  $        9.07
                                                    =============
Class D Shares:
Net Assets........................................   $138,669,298
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     15,417,230
    Net Asset Value Per Share.....................  $        8.99
                                                    =============

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2001

Net Investment Income
Interest Income...................................  $269,595,783
                                                    -----------
Expenses
Distribution fee (Class A shares).................      199,293
Distribution fee (Class B shares).................   29,663,097
Distribution fee (Class C shares).................      326,109
Investment management fee.........................   18,661,301
Transfer agent fees and expenses..................    3,094,419
Custodian fees....................................      777,323
Shareholder reports and notices...................      206,133
Registration fees.................................      100,563
Professional fees.................................       65,966
Trustees' fees and expenses.......................       20,353
Other.............................................       45,497
                                                    -----------
    Total Expenses................................   53,160,054
Less: plan of distribution fee rebate (Class B
 shares)..........................................   (8,836,839)
                                                    -----------
    Net Expenses..................................   44,323,215
                                                    -----------
    Net Investment Income.........................  225,272,568
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain.................................  119,199,405
Net change in unrealized appreciation.............  (91,046,552)
                                                    -----------
    Net Gain......................................   28,152,853
                                                    -----------
Net Increase......................................  $253,425,421
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          DECEMBER 31, 2001  DECEMBER 31, 2000
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  225,272,568     $  258,940,161
Net realized gain.......................      119,199,405         10,354,536
Net change in unrealized appreciation...      (91,046,552)       145,538,211
                                           --------------     --------------

   Net Increase.........................      253,425,421        414,832,908
                                           --------------     --------------
Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (6,419,817)        (5,585,742)
Class B shares..........................     (218,858,654)      (247,644,329)
Class C shares..........................       (2,248,365)        (1,268,697)
Class D shares..........................       (7,177,769)        (3,132,208)
                                           --------------     --------------

   Total Dividends......................     (234,704,605)      (257,630,976)
                                           --------------     --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      365,740,692       (459,419,956)
                                           --------------     --------------

   Net Increase (Decrease)..............      384,461,508       (302,218,024)
Net Assets:
Beginning of period.....................    3,966,013,333      4,268,231,357
                                           --------------     --------------
End of Period (Including dividends in
 excess of net investment income of
 $5,066,850 and undistributed net
 investment income of $1,084,393,
 respectively)..........................   $4,350,474,841     $3,966,013,333
                                           ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / DECEMBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley U.S. Government Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter U.S. Government Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service;

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements / / December 31, 2001 CONTINUED

(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion;

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements / / December 31, 2001 CONTINUED

0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2001.

For the year ended December 31, 2001, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $8,836,839.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements / / December 31, 2001 CONTINUED

be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2001 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $103,784, $2,291,522 and $64,532, respectively and received approximately $281,871 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2001 were $3,271,047,148 and $2,976,554,957, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $24,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,465. At December 31, 2001, the Fund had an accrued pension liability of $58,425 included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements / / December 31, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                        FOR THE YEAR                  FOR THE YEAR
                                           ENDED                          ENDED
                                     DECEMBER 31, 2001              DECEMBER 31, 2000
                                ----------------------------  -----------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                ------------  --------------  ------------  ---------------
CLASS A SHARES
Sold..........................    38,542,864  $  348,022,471    30,702,699  $   267,010,670
Reinvestment of dividends.....       524,140       4,722,982       446,899        3,869,755
Redeemed......................   (36,556,941)   (330,029,479)  (28,255,356)    (245,912,922)
                                ------------  --------------  ------------  ---------------
Net increase -- Class A.......     2,510,063      22,715,974     2,894,242       24,967,503
                                ------------  --------------  ------------  ---------------
CLASS B SHARES
Sold..........................   123,429,604   1,116,980,350    66,794,500      579,782,812
Reinvestment of dividends.....    13,501,488     121,807,215    15,443,226      133,649,991
Redeemed......................  (108,126,726)   (977,027,553) (146,458,727)  (1,262,985,747)
                                ------------  --------------  ------------  ---------------
Net increase (decrease) --
 Class B......................    28,804,366     261,760,012   (64,221,001)    (549,552,944)
                                ------------  --------------  ------------  ---------------
CLASS C SHARES
Sold..........................     9,847,708      89,816,992     3,481,386       30,798,243
Reinvestment of dividends.....       170,712       1,553,315        91,523          798,659
Redeemed......................    (6,042,829)    (54,957,118)   (3,072,754)     (27,087,424)
                                ------------  --------------  ------------  ---------------
Net increase -- Class C.......     3,975,591      36,413,189       500,155        4,509,478
                                ------------  --------------  ------------  ---------------
CLASS D SHARES
Sold..........................    11,712,760     105,856,459    12,621,556      109,574,437
Reinvestment of dividends.....       503,363       4,538,715       305,567        2,651,318
Redeemed......................    (7,245,262)    (65,543,657)   (6,014,574)     (51,569,748)
                                ------------  --------------  ------------  ---------------
Net increase -- Class D.......     4,970,861      44,851,517     6,912,549       60,656,007
                                ------------  --------------  ------------  ---------------
Net increase (decrease) in
 Fund.........................    40,260,881  $  365,740,692   (53,914,055) $  (459,419,956)
                                ============  ==============  ============  ===============

6. Federal Income Tax Status
During the year ended December 31, 2001, the Fund utilized approximately $114,185,000 of its net capital loss carryover. At December 31, 2001, the Fund had a net capital loss carryover of approximately $243,181,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through December 31 of the following years:

               AMOUNTS IN THOUSANDS
--------------------------------------------------
2002       2003     2004     2005    2006    2007
----      -------  -------  ------  ------  ------
$118,056  $63,667  $49,153  $3,006  $2,711  $6,588
========  =======  =======  ======  ======  ======

Morgan Stanley U.S. Government Securities Trust
Notes to Financial Statements / / December 31, 2001 CONTINUED

At December 31, 2001, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $149,307,702, dividends in excess of net investment income was credited $4,911,023 and accumulated net realized loss was credited $144,396,679.

7. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $1,630,229 decrease in the cost of securities and a corresponding $1,630,229 decrease to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $8,347,643; increase unrealized appreciation by $2,954,505; and increase net realized gains by $5,393,138. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley U.S. Government Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                           FOR THE YEAR ENDED DECEMBER 31                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....   $   8.94          $  8.58          $  9.18          $  9.09             $  9.03
                            --------          -------          -------          -------             -------
Income (loss) from
 investment operations:
  Net investment
   income................       0.51(4)          0.56             0.58             0.59                0.25
  Net realized and
   unrealized gain
   (loss)................       0.07(4)          0.36            (0.60)            0.09                0.06
                            --------          -------          -------          -------             -------
Total income (loss) from
 investment operations...       0.58             0.92            (0.02)            0.68                0.31
                            --------          -------          -------          -------             -------

Less dividends from net
 investment income.......      (0.53)           (0.56)           (0.58)           (0.59)              (0.25)
                            --------          -------          -------          -------             -------

Net asset value, end of
 period..................   $   8.99          $  8.94          $  8.58          $  9.18             $  9.09
                            ========          =======          =======          =======             =======
Total Return+............       6.66%           11.18%           (0.26)%           7.70%               3.50%(1)
Ratios to Average Net
 Assets:
Expenses.................       0.73%(3)         0.77%(3)         0.70%(3)         0.76%(3)            0.77%(2)
Net investment income....       5.65%(3)(4)      5.81%(3)         6.50%(3)         6.45%(3)            6.57%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....   $122,863          $99,750          $70,881          $58,538             $20,841
Portfolio turnover
 rate....................         73%              19%              11%              14%                  4%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.19%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
Financial Highlights CONTINUED

                                                   FOR THE YEAR ENDED DECEMBER 31
                           -------------------------------------------------------------------------------
                              2001             2000             1999             1998             1997*
                           -----------      -----------      -----------      -----------      -----------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....   $   8.95         $   8.59         $   9.20         $   9.10         $   8.92
                            --------         --------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................       0.48(3)          0.57             0.55             0.54             0.56
  Net realized and
   unrealized gain
   (loss)................       0.07(3)          0.36            (0.61)            0.10             0.18
                            --------         --------         --------         --------         --------
Total income (loss) from
 investment operations...       0.55             0.93            (0.06)            0.64             0.74
                            --------         --------         --------         --------         --------

Less dividends from net
 investment income.......      (0.50)           (0.57)           (0.55)           (0.54)           (0.56)
                            --------         --------         --------         --------         --------
Net asset value, end of
 period..................   $   9.00         $   8.95         $   8.59         $   9.20         $   9.10
                            ========         ========         ========         ========         ========
Total Return+............       6.29%           11.23%           (0.65)%           7.27%            8.56%
Ratios to Average Net
 Assets:
Expenses.................       1.07%(1)(2)      0.72%(1)(2)      1.02%(1)(2)      1.27%(1)         1.26%
Net investment income....       5.30%(1)(2)(3)      5.86%(1)(2)      6.18%(1)(2)      5.94%(1)      6.22%
Supplemental Data:
Net assets, end of
 period, in millions.....     $4,025           $3,745           $4,145           $4,996           $5,429
Portfolio turnover
 rate....................         73%              19%              11%              14%               4%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES THEN HELD BY CERTAIN EMPLOYEE BENEFIT PLANS, HAVE BEEN DESIGNATED AS CLASS B SHARES.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.29% AND 5.08 % , RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2001, 1.29% AND 5.29%, RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 2000 AND 1.29% AND 5.91%, RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 1999.
(3) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.19%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
Financial Highlights CONTINUED

                                                                                                FOR THE PERIOD
                                           FOR THE YEAR ENDED DECEMBER 31                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class C Shares
Selected Per Share Data
Net asset value,
 beginning of period.....   $   9.02          $  8.65          $  9.26          $  9.17             $  9.03
                            --------          -------          -------          -------             -------
Income (loss) from
 investment operations:
  Net investment
   income................       0.46(4)          0.52             0.53             0.55                0.23
  Net realized and
   unrealized gain
   (loss)................       0.07(4)          0.37            (0.61)            0.09                0.14
                            --------          -------          -------          -------             -------
Total income (loss) from
 investment operations...       0.53             0.89            (0.08)            0.64                0.37
                            --------          -------          -------          -------             -------

Less dividends from net
 investment income.......      (0.48)           (0.52)           (0.53)           (0.55)              (0.23)
                            --------          -------          -------          -------             -------
Net asset value, end of
 period..................   $   9.07          $  9.02          $  8.65          $  9.26             $  9.17
                            ========          =======          =======          =======             =======
Total Return+............       6.03%           10.70%           (0.90)%           7.14%               4.14%(1)
Ratios to Average Net
 Assets:
Expenses.................       1.29%(3)         1.29%(3)         1.29%(3)         1.27%(3)            1.25%(2)
Net investment income....       5.08%(3)(4)      5.29%(3)         5.91%(3)         5.94%(3)            5.81%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $63,646          $27,445          $22,004          $17,087              $4,385
Portfolio turnover
 rate....................         73%              19%              11%              14%                  4%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.19%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
Financial Highlights CONTINUED

                                                                                                FOR THE PERIOD
                                           FOR THE YEAR ENDED DECEMBER 31                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2001             2000             1999             1998          DECEMBER 31, 1997
                           -----------      -----------      -----------      -----------      -----------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....   $   8.95          $  8.58          $  9.18          $  9.11             $  9.03
                            --------          -------          -------          -------             -------
Income (loss) from
 investment operations:
  Net investment
   income................       0.53(4)          0.58             0.59             0.61                0.27
  Net realized and
   unrealized gain
   (loss)................       0.06(4)          0.37            (0.60)            0.07                0.08
                            --------          -------          -------          -------             -------
Total income (loss) from
 investment operations...       0.59             0.95            (0.01)            0.68                0.35
                            --------          -------          -------          -------             -------

Less dividends from net
 investment income.......      (0.55)           (0.58)           (0.59)           (0.61)              (0.27)
                            --------          -------          -------          -------             -------
Net asset value, end of
 period..................   $   8.99          $  8.95          $  8.58          $  9.18             $  9.11
                            ========          =======          =======          =======             =======
Total Return+............       6.85%           11.43%           (0.10)%           7.72%               3.87%(1)
Ratios to Average Net
 Assets:
Expenses.................       0.54%(3)         0.54%(3)         0.54%(3)         0.52%(3)            0.52%(2)
Net investment income....       5.83%(3)(4)      6.04%(3)         6.66%(3)         6.69%(3)            6.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....   $138,669          $93,446          $30,315          $20,392             $11,367
Portfolio turnover
 rate....................         73%              19%              11%              14%                  4%

---------------------

 * THE DATE SHARES WERE FIRST ISSUED. SHAREHOLDERS WHO HELD SHARES OF THE FUND PRIOR TO JULY 28, 1997 (THE DATE THE FUND CONVERTED TO A MULTIPLE CLASS SHARE STRUCTURE) SHOULD REFER TO THE FINANCIAL HIGHLIGHTS OF CLASS B TO OBTAIN THE HISTORICAL PER SHARE DATA AND RATIO INFORMATION OF THEIR SHARES.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.02, INCREASE NET REALIZED AND UNREALIZED GAIN OR LOSS PER SHARE BY $0.02 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.19%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley U.S. Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter U.S. Government Securities Trust, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Securities Trust as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 11, 2002

                      2001 Federal Tax Notice (unaudited)

       Of the Fund's ordinary income dividends paid during the fiscal year ended December 31, 2001, 40.78% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley U.S. Government Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                             Term of                                                      Portfolios in
                                           Office and                                                          Fund
                           Position(s)      Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                           Overseen
   Independent Trustee     Registrant        Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (60)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly Vice Chairman of Kmart Corporation
Independent Trustees                                      (December 1998-October 2000), Chairman and
1675 Broadway                                             Chief Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November 1998)
                                                          and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (67)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown & Platt                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the                                            formerly associated with the Allstate
Independent Trustees                                      Companies (1966-1994), most recently as
1675 Broadway                                             Chairman of The Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and Chief
                                                          Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (60)         Director of Weirton Steel
c/o Mayer, Brown & Platt   Corporation.
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (67)       Director of The PMI Group Inc.
c/o Mayer, Brown & Platt   (private mortgage insurance);
Counsel to the             Trustee and Vice Chairman of The
Independent Trustees       Field Museum of Natural History;
1675 Broadway              director of various other business
New York, NY               and charitable organizations.

Morgan Stanley U.S. Government Securities Trust
Trustee and Officer Information CONTINUED

                                                                                                           Number of
                                            Term of                                                      Portfolios in
                                           Office and                                                         Fund
                           Position(s)     Length of                                                        Complex
Name, Age and Address of    Held with         Time                                                          Overseen
   Independent Trustee     Registrant       Served*      Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(52)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown & Platt                 April 1994      Committee and Director or Trustee of the
Counsel to the                                           Morgan Stanley Funds and the TCW/DW Term
Independent Trustees                                     Trusts; formerly Executive Vice President
1675 Broadway                                            and Chief Investment Officer of the Home
New York, NY                                             Insurance Company (August 1991-September
                                                         1995).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(52)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown & Platt   Company (telecommunications
Counsel to the             company).
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley U.S. Government Securities Trust
Trustee and Officer Information CONTINUED

Interested Trustees:

                                                                                                                  Number of
                                                      Term of                                                   Portfolios in
                                Position(s)         Office and                                                  Fund Complex
Name, Age and Address of         Held with           Length of                                                   Overseen by
   Management Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------   -------------------   ---------------  -------------------------------------------  -------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief             129
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (53)       Trustee               Trustee since    Senior Adviser of Morgan Stanley (since             129
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Transfer
Harborside Financial                                               Agent, the Distributor and Dean Witter
Center,                                                            Realty Inc.; Director or Trustee of the
Plaza Two,                                                         Morgan Stanley Funds and the TCW/DW Term
Jersey City, NJ                                                    Trusts (since June 2000); previously
                                                                   President and Chief Operating Officer of
                                                                   the Private Client Group of Morgan Stanley
                                                                   (May 1999-August 2000), President and Chief
                                                                   Operating Officer of Individual Securities
                                                                   of Morgan Stanley (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley           129
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/
                                                                   or officer of various Morgan Stanley
                                                                   subsidiaries.


Name, Age and Address of
   Management Trustee      Other Directorships Held by Trustee
-------------------------  -----------------------------------
Charles A. Fiumefreddo     None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (53)      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)     Director of American Airlines, Inc.
1585 Broadway              and its parent company, AMR
New York, NY               Corporation.

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley U.S. Government Securities Trust
Trustee and Officer Information CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (46)                      Vice President, Secretary and        Vice President, Secretary and
c/o Morgan Stanley Trust             General Counsel                      General Counsel since February 1997
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Thomas F. Caloia (55)                Treasurer                            Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
W. David Armstrong (43)              Vice President                       Since February 2001
One Tower Bridge
West Conshohocken,
Pennsylvania
Paul F. O'Brien (45)                 Vice President                       Since February 2001
One Tower Bridge
West Conshohocken,
Pennsylvania
David S. Horowitz (28)               Vice President                       Since February 2001
One Tower Bridge
West Conshohocken,
Pennsylvania


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (46)                      General Counsel (since May 2000) and
c/o Morgan Stanley Trust             Managing Director (since December 2000) of
Harborside Financial Center,         Morgan Stanley Investment Management;
Plaza Two                            Managing Director (since December 2000),
Jersey City, NJ                      and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (55)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
W. David Armstrong (43)              Managing Director of the Investment Manager
One Tower Bridge                     and/or its investment management affiliates
West Conshohocken,                   (since 1998); previously a Senior Vice
Pennsylvania                         President at Lehman Brothers (1995-1998).
Paul F. O'Brien (45)                 Executive Director of the Investment
One Tower Bridge                     Manager and/or its investment management
West Conshohocken,                   affiliates for over 5 years.
Pennsylvania
David S. Horowitz (28)               Vice President and Portfolio Manager of the
One Tower Bridge                     Investment Manager and/or its investment
West Conshohocken,                   management affiliates for over 5 years.
Pennsylvania

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

TRUSTEES                                                  [MORGAN STANLEY LOGO]
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder
                                                                  [PHOTO]
OFFICERS
Charles A. Fiumefreddo
Chairman and Chief
 Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary
 and General Counsel

W. David Armstrong
Vice President

Paul F. O'Brien
Vice President

David S. Horowtiz
Vice President

Thomas F. Caloia
Treasurer                                             Morgan Stanley
                                                      U.S. Government
TRANSFER AGENT                                        Securities Trust
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the
Fund. For more detailed information
about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for
distribution to prospective investors
in the Fund unless preceded or
accompanied by an effective Prospectus.
Read the Prospectus carefully
before investing.
                                                      ANNUAL REPORT
Morgan Stanley Distributors Inc., member NASD.        DECEMBER 31, 2001
                                                   ----------------------------